Other financial assets, Non-current (Tables)	12 Months Ended
Mar. 31, 2019
Other financial assets, Non-current
Schedule of other financial assets, Non-current

	March 31,
	2018	2019
Security deposits	61,848	30,356
Interest accrued on term deposits	411	275
Total	62,259	30,631